Submission	Jul. 07, 2026
Submission [Line Items]
Central Index Key	0001276187
Registrant Name	Energy Transfer LP
Registration File Number	333-279982
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES